Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Payments Related to Tax Withholding for Share-based Compensation	$ (823)
Net loss	(58,622)	$ (13,535)	$ (11,219)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	5,524	6,421	5,731
Depreciation/amortization	19,849	19,623	30,933
Impairment of goodwill	8,000	0	0
Amortization of discount of convertible debt	5,149	2,209	0
Write-off of deferred financing costs	0	1,976	0
Loss on disposal of long-lived assets	1,186	0	20
Non-cash impact of TI earn-out reduction	0	0	(146)
Shortfall (windfall) tax benefit from option exercise	823	(1,044)	(219)
Deferred taxes	22,428	(6,379)	(7,329)
Changes in balance sheet items:
Receivables	1,368	(4,307)	7,587
Inventory	(4,441)	(2,977)	(1,286)
Prepaid expenses	356	(583)	(114)
Income tax receivable	2,827	1,896	(4,283)
Accounts payable	1,341	2,262	184
Accrued expenses	5,134	2,158	(4,262)
Other balance sheet changes	1,336	714	(477)
Net cash provided by operating activities	12,258	8,434	15,120
Cash flows from investing activities:
Acquisitions, net of cash acquired	(20,991)	(2,940)	(6,751)
Purchase of property and equipment	(13,286)	(8,022)	(6,236)
Capitalized software development costs	(456)	(1,489)	(2,716)
Proceeds from sale of equipment	0	0	28
Net cash used in investing activities	(34,733)	(12,451)	(15,675)
Proceeds from issuance of convertible debt	0	149,500	0
Purchase of capped calls	0	(18,403)	0
Issuance cost of convertible senior notes and revolving credit facility	0	(6,446)	0
Cash flows from financing activities:
Proceeds from revolver	0	46,000	60,000
Repayment of debt	0	(131,000)	(64,688)
(Shortfall) windfall tax benefit from option exercise		1,044	219
Proceeds from option and warrant exercises, net	4,924	443	1,865
Net cash provided by (used in) financing activities	4,101	41,138	(2,604)
Net (decrease) increase in cash and cash equivalents	(18,374)	37,121	(3,159)
Cash and cash equivalents at beginning of period	39,601		2,480
Cash and cash equivalents at end of period	21,227	39,601
Supplemental disclosure of cash flow information:
Cash paid for interest	3,914	1,734	3,555
Cash (refunded) paid for taxes	(3,601)	84	2,646
Equity issued for acquisitions, net	1,618	1,016	2,027
Non-cash fixed asset additions	$ 5,652	$ 0	$ 0